Pro Forma Condensed Consolidated Balance Sheet (Parenthetical)	Jun. 30, 2024 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.00001
Preferred stock, authorized	10,000,000
Preferred stock, issued	0
Preferred stock, outstanding	0
Common stock, par value | $ / shares	$ 0.00001
Common stock, authorized	300,000,000
Common stock, issued	1,084,841
Common stock, outstanding	1,084,841
Pro Forma
Preferred stock, issued	161
Preferred stock, outstanding	161
Common stock, issued	1,147,435
Common stock, outstanding	1,147,435